Investment Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment [Line Items]
Carrying values of Investment securities, pledged as collateral for public deposits	$ 107,788,715	$ 141,330,905
Pooled Trust Preferred Securities
Investment [Line Items]
Unrealized loss on other investments	$ 287,209	$ 1,064,167